Segment reporting - Segments (Details) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€) segment	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Segment reporting
Number of reportable segments | segment			2
Revenues	€ 6,837	€ 6,691	€ 12,852	€ 11,331
Cost of sales	(4,984)	(4,600)	(9,082)	(7,649)
Gross profit	€ 1,853	€ 2,091	€ 3,770	€ 3,682
Gross profit margin (as a percent)	27.10%	31.30%	29.30%	32.50%
Operating Expenses	€ (5,286)	€ (5,046)	€ (10,311)	€ (9,801)
Other operating expenses	(155)	(256)	(614)	(414)
Other operating income	641	1,254	1,377	3,458
Operating loss	(2,947)	(1,957)	(5,778)	(3,075)
Finance expense	(720)	(947)	(1,169)	(1,995)
Finance income	42	1,040	71	2,439
Financial result	(678)	93	(1,098)	444
Loss before income taxes	(3,625)	(1,864)	(6,876)	(2,631)
Income tax income (expense)	(12)	65	(12)	79
Net loss	(3,637)	(1,799)	(6,888)	(2,552)	€ (11,409)	€ (10,586)	€ (15,481)
Systems
Segment reporting
Revenues	4,025	3,610	7,184	5,028
Cost of sales	(3,109)	(2,742)	(5,209)	(3,914)
Gross profit	€ 916	€ 868	€ 1,975	€ 1,114
Gross profit margin (as a percent)	22.80%	24.00%	27.50%	22.20%
Services
Segment reporting
Revenues	€ 2,812	€ 3,081	€ 5,668	€ 6,303
Cost of sales	(1,875)	(1,858)	(3,873)	(3,735)
Gross profit	€ 937	€ 1,223	€ 1,795	€ 2,568
Gross profit margin (as a percent)	33.30%	39.70%	31.70%	40.70%
Operating segments
Segment reporting
Revenues	€ 6,837	€ 6,691	€ 12,852	€ 11,331
Operating segments | Systems
Segment reporting
Revenues	4,012	4,174	7,227	5,612
Operating segments | Services
Segment reporting
Revenues	2,812	3,081	5,668	6,303
Operating segments | Consolidation
Segment reporting
Revenues	13	(564)	(43)
Inter-segment | Systems
Segment reporting
Revenues	(13)	(564)	(43)	(584)
Inter-segment | Consolidation
Segment reporting
Revenues	€ (13)	€ (564)	€ (43)	€ (584)